Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Investments
Summary of long-term investments

	As of December 31,
	2024	2025
	RMB	RMB
Available-for-sale investments	332,489	1,086,606
Long-term held-to-maturity investments	738,903	804,023
Investments under fair value option	—	344,663
Equity securities without readily determinable fair value	42,768	48,810
Total	1,114,160	2,284,102

Equity securities
without readily
determinable
fair value
RMB
Balances at January 1, 2023	11,969
Additions	24,208
Impairment	(2,060)
Foreign currency translation adjustment	(512)
Balances at December 31, 2023	33,605
Additions	8,539
Impairment	—
Foreign currency translation adjustment	624
Balances at December 31, 2024	42,768
Additions	7,245
Impairment	—
Foreign currency translation adjustment	(1,203)
Balances at December 31, 2025	48,810